Deferred Tax Liabilities	6 Months Ended
Jun. 30, 2021
Deferred Tax Liabilities
Deferred Tax Liabilities

Note 7 Deferred Tax Liabilities

	June 30,		December 31,
(SEK in thousands)	2021	2020	2020
Cost at opening balance	79,996	—	—
Business Combinations	—	—	79,996
Tax loss carried forward	(11,445)	—	—
Exchange difference on translation	298	—	—
Cost at closing balance	68,849	—	79,996

Deferred tax assets of SEK 24.5 million have been offset against deferred tax liabilities in the statement of financial position as of June 30, 2021 due to future temporary differences that such losses can be used to offset.